SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

Our chief operating decision maker, or the CODM, measures performance based on our overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group and we only have one reportable segment.

Our vessels operate worldwide and therefore management does not evaluate performance by geographical region as this information is not meaningful.

For the year ended December 31, 2016, two customers each accounted for 10 percent or more of our consolidated revenues in the amounts of $34.5 million and $27.1 million, respectively. For the year ended December 31, 2015, one customer accounted for 10 percent or more of our consolidated revenues in the amount of $28.0 million. For the year ended December 31, 2014, three customers each accounted for 10 percent or more of our consolidated revenues in the amounts of $8.2 million, $8.0 million and $7.9 million, respectively.